Other liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Other Liabilities Abstract
Schedule of other liabilities

	December 31,	December 31,
	2019	2018
	$	$
Current
Profit-sharing and other employee related obligations (a)	7,248	8,908

Non-current
Other employee related obligations	1,297	1,081
Lease liabilities	257	—
	1,554	1,081